DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock:
Preferred stock - Balance at beginning of period	885,726	2,006,391	2,006,391
Preferred stock shares redemption	0	(1,120,665)	0
Preferred stock - Balance at ending of period	885,726	885,726	2,006,391
Common Stock - Issued:
Common stock - balance at beginning of period	104,508,290	104,392,222	104,320,303
Issuance of stock	71,044	116,068	71,919
Common stock - balance at end of period	104,579,334	104,508,290	104,392,222
Treasury stock	(24,728,165)	(20,264,055)	(8,802,593)
Common stock shares outstanding	79,851,169	84,244,235	95,589,629